Exhibit 99.6 Schedule 5

Exception Detail
Run Date - 07/10/2026 3:43:35 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
1617027	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	7095113	861	XXXXXXXXXX	Credit	Note		Note - Other:		Section X refers to a XXXXXXXXXX XXXXXXX XXXXXXXX, if there is XXX please provide addendum for review.	Information provided			04/11/2024			A	1	XXXXXXXXXX	MA	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1617027	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	7095117	868	XXXXXXXXXX	Credit	Hazard Insurance		Hazard Insurance - Other:		Proof of XXXXXXXXX is missing XXXXXX/XXXXXX XXXXXX.	Information provided			04/12/2024			A	1	XXXXXXXXXX	MA	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1617027	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	7095118	72	XXXXXXXXXX	Credit	Closing Package		Closing Package -		File is missing the XXXXXXXX XXXXXXX XXXXXXXXX.	Information provided		Client 04/08/2024 01:55 PM; This loan is not a XXXX loan and business purpose affidavits are only required on XXXX loans. XXXXXX waive condition. Reviewer 04/08/2024 02:12 PM; Hi&#x0D; Per guidelines "XXX XXXXXXXXXX XXXXXXXXXX must be a XXXXXXXX XXXXXXX transaction to be eligible. XXX XXXXXXXXX must execute a XXXXXXXX&#x0D; Certification of XXXXXXXX XXXXXXX and XXXXXXXXX XXXXXXXXXXXXX"&#x0D; &#x0D; Thanks&#x0D; Amber Reviewer 04/08/2024 02:21 PM;	04/11/2024			A	1	XXXXXXXXXX	MA	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1680798	XXXXXXXXXXX	XXXXXXXXXXX	7218185	380	XXXXXXXXXX	Credit	UW Other		UW Other - UW - Lease Agreements		Housing history to be documented for the last XXX months. XXXX paying rent in cash.		Client waived with compensating factors: XXXX with XXX months of rent paid receipts. XXXX XXXXX where a minimum XXXXX of XXXX required. XXXX has worked for same employer since XXXXXXX				11/11/2025	B	2	XXXXXXXXXX	TX	1	1	C	B	C	B	A	A	A	A		Exempt	1
1687614	XXXXXXXXX	XXXXXXXXX	8183121	875	XXXXXXXXXX	Credit	Disclosure		Disclosure - Other:		Loan closed in an XXXXXX XXXXXXX provide the XXXXXXXXX of XXXXXXXXXXXXX and an XXXXXXXXXX XXXXXXXXXX for XXXXX				02/18/2026			A	1	XXXXXXXXXX	WI	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
1687614	XXXXXXXXX	XXXXXXXXX	8262009	1055	XXXXXXXXXX	Credit	Missing Images		Missing Images - Loan Review is not Final. On Hold for Missing Critical Documentation		The XXXXX XXXXXXXXXX XXXXXXXXXXX XXXXXXXXX of XXXXXXXXXXXXXXXXXXXXXXXXX of XXXXXXXXXX and XXXXXXXXXXXX of XXXXX XXXXXXXXX are missing from the loan file. XXXX credit review is on hold until documents are received.	Documents received			02/17/2026			A	1	XXXXXXXXXX	WI	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1